EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Equipment [Table Text Block]
	December 31, 2013			December 31, 2012			December 31, 2011
		Accumulated	Net Book		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value	Cost	Amortization	Value
Furniture and equipment	$8,358	$8,358	$—	$8,358	$8,358	$—	$8,358	$6,549	$1,809
Computer equipment	20,274	20,274	—	20,274	20,274	—	20,274	18,666	1,608
Exploration equipment	1,464,478	785,431	679,047	1,464,478	601,528	862,950	1,464,478	379,843	1,084,635
Vehicles	333,989	192,223	141,766	333,989	131,467	202,522	333,989	52,014	281,975
	$1,827,099	$1,006,286	$820,813	$1,827,099	$761,627	$1,065,472	$1,827,099	$457,072	$1,370,027